Significant Accounting Policies (Policies)	6 Months Ended
Apr. 30, 2022
Discloure of Significant Accounting Policies
Description of accounting policy for segment reporting [text block]

Segment reporting:

Effective the quarter ended January 31, 2022, the Bank is presenting segmented information in its Consolidated Financial Statements in accordance with IFRS 8 Segment Reporting. The Bank’s management has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services).  Details of the Bank’s segment reporting are set out in note 16.